Other Gains / (Losses) - Net	12 Months Ended
Dec. 31, 2017
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Other Gains / (Losses) - Net

NOTE 7—OTHER GAINS / (LOSSES)—NET

(in millions of Euros)	Notes	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Realized gains/( losses) on derivatives(A)	22	—	(62)	(93)
Unrealized gains / (losses) on derivatives at fair value through profit and loss—net (A)	3	57	71	(20)
Unrealized exchange (losses) /gains from the remeasurement of monetary assets and liabilities—net	3	(4)	3	(3)
Gains / (losses) on pension plan amendments	23	20	—	(5)
Losses on disposal		(3)	(10)	(5)
Wise purchase price adjustment (B)	3	—	20	—
Wise acquisition costs		—	—	(5)
Other		—	(1)	—

Total other gains / (losses)—net		70	21	(131)

(A)	Realized gains/(losses) are related to derivatives entered into with the purpose of mitigating exposure to volatility in foreign currency and commodity price. Unrealized gains and losses are related to derivatives that do not qualify for hedge accounting.
(B)	The contractual price adjustment relating to the acquisition of Wise Metals Intermediate Holdings was finalized in 2016. We received a cash payment of €21 million and recorded €20 million gain net of costs.

The cash received was presented in net cash flows used in investing activities (acquisition of subsidiaries net of cash acquired) in the Consolidated Statement of Cash Flows.